Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2055 Fund
June 30, 2024
AFF55-NPRT1-0824
1.927047.113
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.3% to 5.33% 7/25/24 to 9/26/24 (b) (Cost $1,643,391)	1,650,000	1,643,419

Domestic Equity Funds - 52.7%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	4,894,455	93,924,591
Fidelity Advisor Series Growth Opportunities Fund (c)	4,137,478	66,323,770
Fidelity Advisor Series Small Cap Fund (c)	2,431,622	31,513,819
Fidelity Series All-Sector Equity Fund (c)	2,555,388	31,456,828
Fidelity Series Commodity Strategy Fund (c)	104,633	10,177,659
Fidelity Series Large Cap Stock Fund (c)	5,492,585	125,999,910
Fidelity Series Large Cap Value Index Fund (c)	794,464	12,449,248
Fidelity Series Opportunistic Insights Fund (c)	3,162,895	75,561,552
Fidelity Series Small Cap Core Fund (c)	317,676	3,659,625
Fidelity Series Small Cap Opportunities Fund (c)	2,715,982	40,576,772
Fidelity Series Stock Selector Large Cap Value Fund (c)	5,350,034	73,402,469
Fidelity Series Value Discovery Fund (c)	4,912,820	75,166,150
TOTAL DOMESTIC EQUITY FUNDS (Cost $484,420,279)		640,212,393

International Equity Funds - 41.4%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	2,203,430	33,249,765
Fidelity Series Emerging Markets Fund (c)	3,541,376	32,616,076
Fidelity Series Emerging Markets Opportunities Fund (c)	6,976,917	131,235,807
Fidelity Series International Growth Fund (c)	5,232,971	95,868,023
Fidelity Series International Small Cap Fund (c)	1,014,220	17,292,459
Fidelity Series International Value Fund (c)	7,646,772	96,655,203
Fidelity Series Overseas Fund (c)	6,851,117	96,395,218
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $420,342,447)		503,312,551

Bond Funds - 5.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	58,697	568,187
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	76,667	584,966
Fidelity Series Emerging Markets Debt Fund (c)	778,614	6,080,978
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	213,374	1,888,364
Fidelity Series Floating Rate High Income Fund (c)	129,175	1,159,988
Fidelity Series High Income Fund (c)	739,398	6,225,729
Fidelity Series International Credit Fund (c)	30,918	250,748
Fidelity Series Long-Term Treasury Bond Index Fund (c)	9,403,225	51,623,704
Fidelity Series Real Estate Income Fund (c)	120,248	1,165,199
TOTAL BOND FUNDS (Cost $86,661,175)		69,547,863

Short-Term Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (d) (Cost $2,295,267)	2,294,808	2,295,267

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $995,362,559)	1,217,011,493
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(960,961)
NET ASSETS - 100.0%	1,216,050,532

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	12	Sep 2024	1,405,920	923	923
ICE MSCI Emerging Markets Index Contracts (United States)	74	Sep 2024	4,026,340	7,193	7,193

TOTAL EQUITY INDEX CONTRACTS					8,116

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	409	Sep 2024	44,983,609	280,447	280,447
CBOT 5-Year U.S. Treasury Note Contracts (United States)	228	Sep 2024	24,299,813	112,898	112,898
CBOT Long Term U.S. Treasury Bond Contracts (United States)	45	Sep 2024	5,324,063	45,500	45,500

TOTAL TREASURY CONTRACTS					438,845

TOTAL PURCHASED					446,961

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	41	Sep 2024	11,319,075	(19,042)	(19,042)

TOTAL FUTURES CONTRACTS					427,919
The notional amount of futures purchased as a percentage of Net Assets is 6.5%
The notional amount of futures sold as a percentage of Net Assets is 0.9%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,643,419.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	1,219,068	7,529,575	6,453,356	20,373	(20)	-	2,295,267	0.0%
Total	1,219,068	7,529,575	6,453,356	20,373	(20)	-	2,295,267

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	94,253,667	2,192,447	8,270,619	-	1,624,471	4,124,625	93,924,591
Fidelity Advisor Series Growth Opportunities Fund	66,430,601	1,494,175	6,860,976	-	1,084,406	4,175,564	66,323,770
Fidelity Advisor Series Small Cap Fund	32,480,308	1,048,598	1,633,348	-	282,191	(663,930)	31,513,819
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	576,860	10,502	26,791	302	103	7,513	568,187
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	599,706	10,436	27,026	237	(221)	2,071	584,966
Fidelity Series All-Sector Equity Fund	31,203,848	506,218	1,506,757	-	210,879	1,042,640	31,456,828
Fidelity Series Canada Fund	34,313,996	1,507,568	2,035,974	-	498,186	(1,034,011)	33,249,765
Fidelity Series Commodity Strategy Fund	8,126,796	2,408,510	574,439	-	66,724	150,068	10,177,659
Fidelity Series Emerging Markets Debt Fund	6,205,959	203,266	286,325	91,073	15,965	(57,887)	6,080,978
Fidelity Series Emerging Markets Debt Local Currency Fund	1,976,025	28,560	84,791	-	(606)	(30,824)	1,888,364
Fidelity Series Emerging Markets Fund	32,287,911	551,766	1,781,542	-	99,900	1,458,041	32,616,076
Fidelity Series Emerging Markets Opportunities Fund	130,354,500	3,103,982	8,825,471	-	338,998	6,263,798	131,235,807
Fidelity Series Floating Rate High Income Fund	1,176,518	46,708	54,146	26,309	3,585	(12,677)	1,159,988
Fidelity Series Government Money Market Fund 5.42%	17,655	-	17,655	29	-	-	-
Fidelity Series High Income Fund	6,339,583	207,521	288,652	97,365	6,797	(39,520)	6,225,729
Fidelity Series International Credit Fund	256,877	3,431	7,862	3,431	326	(2,024)	250,748
Fidelity Series International Growth Fund	97,544,298	4,325,446	4,297,261	-	1,054,574	(2,759,034)	95,868,023
Fidelity Series International Small Cap Fund	18,287,948	305,737	804,954	-	159,129	(655,401)	17,292,459
Fidelity Series International Value Fund	98,348,567	3,596,016	5,551,349	-	1,124,631	(862,662)	96,655,203
Fidelity Series Large Cap Stock Fund	126,598,707	2,508,244	8,678,180	-	1,923,629	3,647,510	125,999,910
Fidelity Series Large Cap Value Index Fund	12,456,807	819,961	548,811	-	140,998	(419,707)	12,449,248
Fidelity Series Long-Term Treasury Bond Index Fund	59,039,425	3,196,319	9,130,815	459,901	(3,542,280)	2,061,055	51,623,704
Fidelity Series Opportunistic Insights Fund	74,707,481	2,108,466	6,127,635	-	1,361,475	3,511,765	75,561,552
Fidelity Series Overseas Fund	97,803,390	3,227,119	4,479,902	-	1,112,894	(1,268,283)	96,395,218
Fidelity Series Real Estate Income Fund	1,179,803	38,559	53,955	18,160	4,622	(3,830)	1,165,199
Fidelity Series Short-Term Credit Fund	195,133	-	194,143	224	4,686	(5,676)	-
Fidelity Series Small Cap Core Fund	3,776,392	83,984	108,315	17,387	11,304	(103,740)	3,659,625
Fidelity Series Small Cap Opportunities Fund	41,134,458	2,234,930	1,805,582	-	306,853	(1,293,887)	40,576,772
Fidelity Series Stock Selector Large Cap Value Fund	73,730,538	4,661,338	3,239,316	-	653,929	(2,404,020)	73,402,469
Fidelity Series Value Discovery Fund	75,426,058	5,661,033	3,337,245	-	733,711	(3,317,407)	75,166,150
	1,226,829,815	46,090,840	80,639,837	714,418	9,281,859	11,510,130	1,213,072,807

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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